Earnings/(Losses) Per Share - Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings/(losses) per share
Weighted average number of outstanding ordinary shares in issue	849,654,296	847,143,540	792,684,524
Net income/(loss) attributable to the Company	$ 100,780	$ (360,835)	$ (194,648)
Basic earnings/(losses) per share attributable to the Company (US$ per share)	$ 0.12	$ (0.43)	$ (0.25)